UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 109.5%
Consumer Discretionary 16.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	93,575
8.75%, 6/1/2019		200,000	206,500
American Achievement Corp., 144A, 8.25%, 4/1/2012		25,000	24,625
Ameristar Casinos, Inc., 9.25%, 6/1/2014		110,000	112,475
ArvinMeritor, Inc., 10.625%, 3/15/2018		60,000	60,075
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	51,906
8.0%, 3/15/2014		55,000	54,931
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	119,400
Brunswick Corp., 144A, 11.25%, 11/1/2016		75,000	83,438
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		55,000	14,850
Carrols Corp., 9.0%, 1/15/2013		30,000	30,375
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		275,000	275,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017 (b)		30,000	30,600
Series B, 144A, 9.25%, 12/15/2017		45,000	46,238
CSC Holdings LLC:
6.75%, 4/15/2012 (b)		10,000	10,375
144A, 8.5%, 6/15/2015		340,000	357,000
DirecTV Holdings LLC, 7.625%, 5/15/2016		165,000	180,881
DISH DBS Corp.:
6.375%, 10/1/2011		970,000	1,008,800
6.625%, 10/1/2014		95,000	95,237
7.125%, 2/1/2016 (b)		90,000	90,225
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		57,000	57,570
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		20,000	20,750
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		70,000	744
Ford Motor Co., 7.45%, 7/16/2031		70,000	61,513
Fortune Brands, Inc., 6.375%, 6/15/2014 (b)		215,000	234,107
GameStop Corp., 8.0%, 10/1/2012		155,000	159,650
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014 (b)		45,000	47,081
144A, 9.375%, 11/15/2017		85,000	88,931
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011 (b)		420,000	434,700
10.5%, 5/15/2016		40,000	43,100
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	49,250
Group 1 Automotive, Inc., 8.25%, 8/15/2013		35,000	35,088
Hanesbrands, Inc., 8.0%, 12/15/2016		45,000	45,900
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		470,000	487,625
Hertz Corp., 8.875%, 1/1/2014		265,000	268,975
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		101,000	82,063
Lamar Media Corp., Series C, 6.625%, 8/15/2015		35,000	32,725
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	200,000	273,692
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		25,000	25,875
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		175,000	180,250
8.875%, 7/15/2015		15,000	16,463
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		65,000	65,650
Mediacom LLC, 144A, 9.125%, 8/15/2019		60,000	60,300
MGM MIRAGE:
144A, 10.375%, 5/15/2014		75,000	79,500
144A, 11.125%, 11/15/2017		90,000	97,200
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		40,974	40,359
10.375%, 10/15/2015		145,000	144,275
Netflix, Inc., 8.5%, 11/15/2017 (b)		45,000	47,138
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		170,000	175,950
Norcraft Holdings LP, 9.75%, 9/1/2012		84,000	78,960
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		40,000	39,600
Penske Automotive Group, Inc., 7.75%, 12/15/2016		235,000	224,131
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		80,000	66,200
144A, 8.625%, 8/1/2017		70,000	66,500
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		55,000	550
Sabre Holdings Corp., 8.35%, 3/15/2016		60,000	55,050
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		45,000	40,050
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		160,000	149,848
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	54,250
Simmons Co., 10.0%, 12/15/2014 **		210,000	17,325
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		210,000	210,525
Standard Pacific Corp., 10.75%, 9/15/2016		85,000	88,612
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	75,200
Travelport LLC:
4.881% ***, 9/1/2014		50,000	46,500
9.875%, 9/1/2014		110,000	112,475
11.875%, 9/1/2016		70,000	72,975
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	20
United Components, Inc., 9.375%, 6/15/2013		10,000	9,925
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	785,000	1,100,962
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	440,000	599,126
144A, 8.0%, 11/1/2016	EUR	170,000	223,957
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		24,037	9,254
Videotron Ltd.:
6.875%, 1/15/2014		15,000	15,056
9.125%, 4/15/2018		45,000	48,938
144A, 9.125%, 4/15/2018		45,000	48,713
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		80,000	84,000
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017		245,000	242,550
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		319,000	2,233

			10,086,415
Consumer Staples 4.8%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		280,000	291,200
B&G Foods, Inc., 7.625%, 1/15/2018		70,000	70,700
Central Garden & Pet Co., 8.25%, 3/1/2018 (d)		75,000	75,281
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		45,000	45,788
Del Monte Corp., 144A, 7.5%, 10/15/2019		440,000	446,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	61,050
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	83,925
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		55,000	50,600
Ingles Markets, Inc., 8.875%, 5/15/2017		45,000	46,350
Kraft Foods, Inc., 5.375%, 2/10/2020		700,000	724,209
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	200,462
Reddy Ice Corp., 144A, 11.25%, 3/15/2015 (d)		25,000	25,000

Rite Aid Corp.:
7.5%, 3/1/2017		60,000	55,650
10.25%, 10/15/2019 (b)		50,000	52,875
Smithfield Foods, Inc.:
7.75%, 7/1/2017		100,000	91,500
144A, 10.0%, 7/15/2014 (b)		140,000	151,550
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	65,488
Tops Markets LLC, 144A, 10.125%, 10/15/2015		120,000	123,900
TreeHouse Foods, Inc., 7.75%, 3/1/2018 (d)		50,000	51,313
Tyson Foods, Inc.:
7.85%, 4/1/2016		75,000	79,313
10.5%, 3/1/2014		75,000	87,187

			2,879,941
Energy 12.5%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		160,000	173,200
12.125%, 8/1/2017		135,000	151,875
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	276,000
Berry Petroleum Co., 10.25%, 6/1/2014		85,000	92,438
Bill Barrett Corp., 9.875%, 7/15/2016 (b)		75,000	79,406
Chaparral Energy, Inc., 8.5%, 12/1/2015		210,000	171,150
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		90,000	83,925
6.875%, 1/15/2016		125,000	122,969
6.875%, 11/15/2020		250,000	238,125
7.25%, 12/15/2018 (b)		130,000	128,050
9.5%, 2/15/2015		10,000	10,875
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		45,000	44,888
144A, 8.5%, 12/15/2019		45,000	45,450
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	191,790
Concho Resources, Inc., 8.625%, 10/1/2017		40,000	41,050
Continental Resources, Inc., 8.25%, 10/1/2019		30,000	30,675
Crosstex Energy, 144A, 8.875%, 2/15/2018		115,000	116,725
El Paso Corp.:
7.25%, 6/1/2018		105,000	105,674
7.75%, 6/15/2010 (b)		1,020,000	1,030,985
8.25%, 2/15/2016		65,000	68,900
9.625%, 5/15/2012		435,000	464,520
EXCO Resources, Inc., 7.25%, 1/15/2011		94,000	94,117
Frontier Oil Corp.:
6.625%, 10/1/2011		40,000	39,900
8.5%, 9/15/2016 (b)		40,000	40,500
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		70,000	67,200
Holly Corp., 144A, 9.875%, 6/15/2017		165,000	169,125
KCS Energy, Inc., 7.125%, 4/1/2012		355,000	355,000
Linn Energy LLC, 144A, 11.75%, 5/15/2017		130,000	146,900
Mariner Energy, Inc.:
7.5%, 4/15/2013 (b)		70,000	70,000
8.0%, 5/15/2017		70,000	66,850
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	265,000
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018 (d)		55,000	55,000
OPTI Canada, Inc.:
7.875%, 12/15/2014		405,000	356,400
144A, 9.0%, 12/15/2012		20,000	20,350
Petrohawk Energy Corp.:
7.875%, 6/1/2015		35,000	35,000
9.125%, 7/15/2013		65,000	67,600

Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		55,000	53,763
7.625%, 6/1/2018		140,000	140,350
8.625%, 10/15/2019 (b)		185,000	191,937
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		165,000	153,450
11.75%, 1/1/2016		155,000	175,925
Regency Energy Partners LP:
8.375%, 12/15/2013		85,000	87,338
144A, 9.375%, 6/1/2016		175,000	184,625
Southwestern Energy Co., 7.5%, 2/1/2018 (b)		145,000	152,975
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	119,475
8.625%, 2/1/2017		260,000	254,150
Whiting Petroleum Corp.:
7.25%, 5/1/2012		495,000	497,475
7.25%, 5/1/2013		20,000	20,200

			7,549,275
Financials 22.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		170,000	149,175
Anglo American Capital PLC:
144A, 9.375%, 4/8/2014		100,000	120,781
144A, 9.375%, 4/8/2019 (b)		100,000	127,909
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		70,000	71,400
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	28,314
Bank of America Corp., 5.75%, 12/1/2017 (b)		230,000	232,911
Bank of America NA, 6.1%, 6/15/2017 (b)		440,000	446,099
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		35,000	6,038
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		115,000	116,437
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		165,000	165,825
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		100,000	102,000
CIT Group, Inc., 7.0%, 5/1/2017		95,000	83,956
Citigroup, Inc.:
5.0%, 9/15/2014 (b)		165,000	164,089
6.5%, 8/19/2013		165,000	177,481
Conproca SA de CV, REG S, 12.0%, 6/16/2010		74,100	76,349
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		130,000	131,950
E*TRADE Financial Corp.:
7.375%, 9/15/2013		290,000	275,500
12.5%, 11/30/2017 (PIK)		180,000	208,350
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		100,000	99,500
FCE Bank PLC, 9.375%, 1/17/2014	EUR	200,000	283,223
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019		100,000	113,130
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		765,000	775,508
7.375%, 2/1/2011		70,000	71,402
8.125%, 1/15/2020 (b)		365,000	364,463
9.875%, 8/10/2011		415,000	435,342
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	93,925
GMAC, Inc.:
6.875%, 9/15/2011		455,000	455,000
7.0%, 2/1/2012		315,000	313,425
7.25%, 3/2/2011		1,320,000	1,331,550
144A, 8.3%, 2/12/2015		75,000	75,656
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	104,583	16
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		250,000	256,250
Intergas Finance BV, REG S, 6.875%, 11/4/2011		425,000	439,875
iPayment, Inc., 9.75%, 5/15/2014		60,000	52,350
JPMorgan Chase Bank NA, 6.0%, 10/1/2017 (b)		250,000	268,737
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	247,987
National Money Mart Co., 144A, 10.375%, 12/15/2016		120,000	125,100
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	113
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		200,000	181,000
11.5%, 5/1/2016		30,000	33,412
NiSource Finance Corp., 6.125%, 3/1/2022 (b)		420,000	437,550
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	176,000
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		85,000	86,275
144A, 9.25%, 4/1/2015		125,000	126,875
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		10,000	10,513
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016 (b)		165,000	167,062
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		275,000	280,500
8.375%, 3/15/2012		115,000	117,444
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		90,000	100,350
TNK-BP Finance SA:
144A, 6.25%, 2/2/2015 (b)		320,000	324,800
144A, 7.25%, 2/2/2020 (b)		105,000	104,212
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		100,000	109,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		190,000	119
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		68,942	63,427
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		210,000	210,000
144A, 9.625%, 12/1/2019	EUR	160,000	218,953
Virgin Media Finance PLC:
8.75%, 4/15/2014		82,000	83,845
Series 1, 9.5%, 8/15/2016		485,000	514,100
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018 (b)		980,000	965,300
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	300,000	428,920
144A, 11.75%, 7/15/2017		200,000	214,000
144A, 12.0%, 12/1/2015		75,000	80,250
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	100,000	122,549

			13,644,322
Health Care 8.0%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,250,000	1,293,750
HCA, Inc.:
144A, 7.875%, 2/15/2020		1,120,000	1,170,400
144A, 8.5%, 4/15/2019		70,000	75,075
9.125%, 11/15/2014		190,000	199,738
9.25%, 11/15/2016		765,000	811,856
9.625%, 11/15/2016 (PIK)		136,000	145,520
144A, 9.875%, 2/15/2017		135,000	145,800
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	54,000
IASIS Healthcare LLC, 8.75%, 6/15/2014		600,000	606,000
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	50,000	62,806
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		20,000	20,100
The Cooper Companies, Inc., 7.125%, 2/15/2015		80,000	78,800
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		65,000	67,275
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		140,000	137,550

			4,868,670
Industrials 9.6%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		30,000	32,610
Actuant Corp., 6.875%, 6/15/2017		50,000	48,250
ARAMARK Corp., 8.5%, 2/1/2015		150,000	151,500
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		215,000	225,212
Belden, Inc.:
7.0%, 3/15/2017		40,000	38,500
144A, 9.25%, 6/15/2019		120,000	127,200
Bombardier, Inc., 144A, 6.75%, 5/1/2012		680,000	724,200
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		90,000	88,425
Cenveo Corp.:
144A, 8.875%, 2/1/2018		270,000	267,300
144A, 10.5%, 8/15/2016		65,000	64,675
Clean Harbors, Inc., 7.625%, 8/15/2016		60,000	60,600
Congoleum Corp., 8.625%, 8/1/2008 **		100,000	21,000
Corrections Corp. of America, 7.75%, 6/1/2017 (b)		160,000	164,000
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		35,000	35,613
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	49,500
Iron Mountain, Inc.:
8.375%, 8/15/2021		170,000	174,462
8.75%, 7/15/2018 (b)		475,000	495,187
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		70,000	64,225
10.625%, 10/15/2016 (b)		70,000	73,150
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		200,000	199,000
7.625%, 12/1/2013		110,000	109,725
144A, 8.0%, 2/1/2018		235,000	232,062
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	117,875
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		95,000	95,238
Mobile Mini, Inc., 9.75%, 8/1/2014		70,000	71,750
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		200,000	198,000
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		25,000	25,000
144A, 8.5%, 3/1/2020		50,000	50,000
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	144,427
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		50,000	50,250
RailAmerica, Inc., 9.25%, 7/1/2017		81,000	84,949
RBS Global & Rexnord Corp.:
9.5%, 8/1/2014 (b)		110,000	111,375
11.75%, 8/1/2016 (b)		35,000	36,400
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		55,000	54,450
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		205,000	207,562
Titan International, Inc., 8.0%, 1/15/2012		205,000	203,975
TransDigm, Inc.:
7.75%, 7/15/2014		55,000	54,863
144A, 7.75%, 7/15/2014		70,000	70,000
Triumph Group, Inc., 144A, 8.0%, 11/15/2017		20,000	20,150
United Rentals North America, Inc.:
7.0%, 2/15/2014		150,000	133,500
9.25%, 12/15/2019 (b)		305,000	297,375
10.875%, 6/15/2016		175,000	183,750
USG Corp., 144A, 9.75%, 8/1/2014		55,000	57,750
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		100,000	98,750

			5,813,785
Information Technology 3.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		125,000	88,750
Equinix, Inc., 8.125%, 3/1/2018		250,000	254,687
Jabil Circuit, Inc., 7.75%, 7/15/2016		35,000	36,225
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		45,000	46,350
L-3 Communications Corp.:
5.875%, 1/15/2015		360,000	361,350
Series B, 6.375%, 10/15/2015		175,000	177,844
MasTec, Inc., 7.625%, 2/1/2017		115,000	110,544
Seagate Technology International, 144A, 10.0%, 5/1/2014		45,000	51,131
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		380,000	394,250
10.625%, 5/15/2015		105,000	113,400
Unisys Corp., 144A, 12.75%, 10/15/2014		100,000	115,500
Vangent, Inc., 9.625%, 2/15/2015		45,000	41,400

			1,791,431
Materials 13.8%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		25,000	21,250
Ashland, Inc., 144A, 9.125%, 6/1/2017		115,000	125,925
Ball Corp.:
7.125%, 9/1/2016		370,000	383,875
7.375%, 9/1/2019		45,000	46,688
Berry Plastics Corp., 144A, 8.25%, 11/15/2015		200,000	197,500
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		75,000	66,938
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		85,000	88,188
CPG International I, Inc., 10.5%, 7/1/2013		120,000	117,600
Crown Americas LLC, 144A, 7.625%, 5/15/2017		415,000	431,600
Domtar Corp., 10.75%, 6/1/2017		80,000	93,800
Dow Chemical Co., 8.55%, 5/15/2019		70,000	84,624
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		185,000	182,225
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	180,906
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (b)		360,000	390,150
8.375%, 4/1/2017		735,000	797,475
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		105,307	84,246
10.0%, 3/31/2015		104,320	83,456
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017		20,000	20,750
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		135,000	136,856
144A, 7.125%, 1/15/2017		40,000	40,400
144A, 8.25%, 5/1/2016		155,000	163,525
9.5%, 12/1/2011		430,000	467,625
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		210,000	220,500
Greif, Inc., 7.75%, 8/1/2019		230,000	236,900
Hexcel Corp., 6.75%, 2/1/2015		250,000	241,250
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	255,000	323,783
Innophos, Inc., 8.875%, 8/15/2014		25,000	25,688
Koppers, Inc., 144A, 7.875%, 12/1/2019		130,000	132,275
Kronos International, Inc., 6.5%, 4/15/2013	EUR	50,000	55,147
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		170,000	142,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	24,000
NewMarket Corp., 7.125%, 12/15/2016		135,000	133,650
Novelis, Inc.:
7.25%, 2/15/2015		110,000	102,025
11.5%, 2/15/2015		105,000	111,562
Owens-Brockway Glass Container, Inc.:
6.75%, 12/1/2014	EUR	125,000	170,206
7.375%, 5/15/2016		560,000	578,200
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		20,000	22,050
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	2
Sealed Air Corp., 144A, 7.875%, 6/15/2017 (b)		640,000	678,584
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	226,050
Solo Cup Co., 10.5%, 11/1/2013		105,000	109,987
Teck Resources Ltd.:
9.75%, 5/15/2014		80,000	94,400
10.25%, 5/15/2016		75,000	89,437
10.75%, 5/15/2019		195,000	239,850
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		100,000	101,250
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		71,477	61,113

			8,326,311
Telecommunication Services 11.3%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	281,450
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		335,000	335,000
8.375%, 1/15/2014		130,000	130,975
Cricket Communications, Inc.:
9.375%, 11/1/2014		375,000	373,125
10.0%, 7/15/2015 (b)		130,000	131,625
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	90,000
9.0%, 1/15/2015		145,000	156,600
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		255,000	242,250
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	68,241	45,719
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	56,140
8.125%, 10/1/2018 (b)		90,000	89,550
GCI, Inc., 144A, 8.625%, 11/15/2019		35,000	35,569
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		19,520	8,784
Hughes Network Systems LLC, 9.5%, 4/15/2014		320,000	324,000
Intelsat Corp.:
9.25%, 8/15/2014		265,000	272,950
9.25%, 6/15/2016		590,000	610,650
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		105,000	106,313
11.25%, 6/15/2016		125,000	133,437
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		155,000	158,100
iPCS, Inc., 2.374% ***, 5/1/2013		30,000	27,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		635,000	633,413
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	549,875
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		125,000	120,000
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		120,000	120,000
144A, 8.0%, 10/1/2015		100,000	103,500
Qwest Corp.:
7.875%, 9/1/2011		210,000	222,075
8.375%, 5/1/2016		20,000	21,900
8.875%, 3/15/2012		40,000	43,350
Rogers Communications, Inc., 6.8%, 8/15/2018 (b)		185,000	210,682
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		30,000	31,200
144A, 8.25%, 8/15/2019		40,000	42,000
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		235,000	227,362
Stratos Global Corp., 9.875%, 2/15/2013		90,000	94,500
Telesat Canada, 11.0%, 11/1/2015		310,000	337,900
West Corp., 9.5%, 10/15/2014		70,000	69,475
Windstream Corp.:
7.0%, 3/15/2019		90,000	82,575
7.875%, 11/1/2017		310,000	303,025
8.625%, 8/1/2016		10,000	10,175

			6,832,844
Utilities 7.2%
AES Corp.:
8.0%, 10/15/2017		75,000	74,531
8.0%, 6/1/2020		105,000	103,031
144A, 8.75%, 5/15/2013		413,000	420,228
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	128,398
CMS Energy Corp., 8.5%, 4/15/2011		285,000	299,250
Energy Future Holdings Corp., 11.25%, 11/1/2017 (PIK)		104,600	73,220
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	259,800
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	50,500
Jersey Central Power & Light Co., 7.35%, 2/1/2019		215,000	251,079
Kinder Morgan, Inc., 6.5%, 9/1/2012 (b)		310,000	324,725
Mirant Americas Generation LLC, 8.3%, 5/1/2011		285,000	290,700
Mirant North America LLC, 7.375%, 12/31/2013		35,000	34,869
NRG Energy, Inc.:
7.25%, 2/1/2014		840,000	846,300
7.375%, 2/1/2016		140,000	138,075
7.375%, 1/15/2017		305,000	300,044
NV Energy, Inc.:
6.75%, 8/15/2017		130,000	131,332
8.625%, 3/15/2014		33,000	33,619
Orion Power Holdings, Inc., 12.0%, 5/1/2010		530,000	533,312
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		65,000	48,581

			4,341,594

Total Corporate Bonds (Cost $64,633,507)			66,134,588
Government & Agency Obligations 13.6%
Other Government Related 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	202,515
Sovereign Bonds 13.2%
Federative Republic of Brazil:
8.875%, 10/14/2019 (b)		480,000	618,000
12.5%, 1/5/2016	BRL	625,000	396,534
Government of Ukraine, REG S, 7.65%, 6/11/2013		200,000	191,520
Republic of Argentina, 5.83%, 12/31/2033	ARS	569	106
Republic of Croatia, 144A, 6.75%, 11/5/2019		350,000	362,699
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		315,000	319,725
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	104,250
Republic of Indonesia, 144A, 6.875%, 3/9/2017		865,000	955,825
Republic of Lithuania, 144A, 7.375%, 2/11/2020		375,000	390,014
Republic of Panama, 9.375%, 1/16/2023		665,000	864,500
Republic of Peru, 7.35%, 7/21/2025		650,000	757,250
Republic of Poland, 6.375%, 7/15/2019		665,000	714,210
Republic of South Africa, 6.875%, 5/27/2019		120,000	132,300
Republic of Uruguay:
7.625%, 3/21/2036 (b)		120,000	128,400
9.25%, 5/17/2017		415,000	513,562
Republic of Venezuela, 9.25%, 9/15/2027		280,000	209,300
Russian Federation, REG S, 7.5%, 3/31/2030		996,165	1,128,755
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		165,000	174,900

			7,961,850
US Treasury Obligation 0.1%
US Treasury Bill, 0.19% ****, 3/18/2010 (e)		35,000	34,999

Total Government & Agency Obligations (Cost $7,728,173)			8,199,364
Loan Participations and Assignments 10.8%
Senior Loans 10.4%
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		35,000	35,306

Buffets, Inc.:
Letter of Credit Term Loan B, 7.501% ***, 5/1/2013		11,232	10,390
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		58,631	54,234
Incremental Term Loan, 18.0% ***, 4/30/2012		19,824	20,245
Charter Communications Operating LLC:
Replacement Term Loan, 2.23% ***, 3/6/2014		472,040	441,650
New Term Loan, 7.25% ***, 3/6/2014		256,601	261,696
Clarke American Corp., Term Loan B, 2.751% ***, 6/30/2014		48,715	42,889
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		1,270,226	1,195,308
Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		215,000	198,494
Incremental Term Loan, 12.5%, 12/15/2014		203,972	210,942
Graphic Packaging International, Inc., Term Loan C, 3.001% ***, 5/16/2014		123,404	121,428
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.229% ***, 3/26/2014		352,901	263,705
Letter of Credit, 2.251% ***, 3/26/2014		20,935	15,656
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		320,418	295,677
Term Loan C2, 2.563% ***, 5/6/2013		158,076	145,873
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		177,927	162,359
Kabel Deutschland GmbH, Term Loan, 7.99% ***, 11/18/2014 (PIK)	EUR	560,310	747,371
Nuveen Investments, Inc., Term Loan, 3.323% ***, 11/13/2014		81,963	71,764
OSI Restaurant Partners, Inc.:
Term Loan, 2.507% ***, 6/14/2014		25,000	22,207
Term Loan B, 2.563% ***, 6/14/2014		239,000	212,300
Sabre, Inc., Term Loan B, 2.479% ***, 9/30/2014		53,449	47,119
Sbarro, Inc., Term Loan, 4.729% ***, 1/31/2014		74,000	66,646
Scorpion Holding Ltd., Second Lien Term Loan, 7.752% ***, 11/29/2010		190,000	175,750
Telesat Canada:
Term Loan I, 3.24% ***, 10/31/2014		381,202	371,768
Term Loan II, 3.24% ***, 10/31/2014		32,742	31,932
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.728% ***, 10/10/2014		31,448	25,447
Term Loan B3, 3.728% ***, 10/10/2014		483,863	389,410
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		108,625	66,002
VML US Finance LLC:
Delayed Draw Term Loan B, 4.76% ***, 5/25/2012		32,155	30,685
Term Loan B, 4.76% ***, 5/27/2013		55,669	53,124
Warner Chilcott Co., LLC, Term Loan B2, 5.75% ***, 4/30/2015		149,153	149,494
Warner Chilcott PLC:
Term Loan A, 5.5% ***, 10/30/2014		135,593	135,883
Incremental Term Loan, 5.75% ***, 4/30/2015		100,000	100,235
Term Loan B1, 5.75% ***, 4/30/2015		67,797	67,945

			6,240,934
Sovereign Loans 0.4%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		290,000	259,550

Total Loan Participations and Assignments (Cost $6,588,560)			6,500,484
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $112,574)		175,000	131,469

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	2,392	13,514
Dex One Corp.*	688	20,502
SuperMedia, Inc.*	126	5,303
Vertis Holdings, Inc.*	1,058	0

		39,319
Industrials 0.0%
World Color Press, Inc.*	394	4,334
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480

Total Common Stocks (Cost $443,281)		45,133
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	11,700	57
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	410	1,806
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	95	0

Total Warrants (Cost $20,981)		1,863
Securities Lending Collateral 17.0%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $10,283,193)	10,283,193	10,283,193
Cash Equivalents 5.1%
Central Cash Management Fund, 0.21% (f) (Cost $3,089,101)	3,089,101	3,089,101

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,899,370) †	156.3	94,385,195
Other Assets and Liabilities, Net	(15.7)	(9,490,225)
Notes Payable	(40.6)	(24,500,000)

Net Assets	100.0	60,394,970

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	35,000	USD	35,400	6,038
CanWest MediaWorks LP	9.25%	8/1/2015	55,000	USD	55,000	14,850
Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	21,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	70,000	USD	70,788	744
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	19,520	USD	18,575	8,784
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	77,438	113
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	2
Reader’s Digest Association, Inc.	9.0%	2/15/2017	55,000	USD	53,292	550
Simmons Co.	10.0%	12/15/2014	210,000	USD	177,144	17,325
Tribune Co.	5.25%	6/4/2014	108,625	USD	108,557	66,002
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	USD	142,075	119
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	20,213	20
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	USD	282,265	2,233
					1,144,679	137,780

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $93,294,233. At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $1,090,962. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,702,944 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,611,982.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $9,941,751 which is 16.5% of net assets.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued security.
(e)	At February 28, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	6/21/2010	8	939,875	(2,891)

As of February 28, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	207,262	EUR	153,170	3/25/2010	1,293	JPMorgan Chase Securities, Inc.
USD	21,067	EUR	15,600	3/25/2010	174	JPMorgan Chase Securities, Inc.
USD	1,621	EUR	1,200	3/25/2010	13	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					1,480

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	3,040,200	USD	4,116,835	3/25/2010	(22,676)	Citigroup, Inc.
EUR	553,500	USD	749,513	3/25/2010	(4,129)	Citigroup, Inc.
Total unrealized depreciation					(26,805)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$—	$65,917,572	$217,016	$66,134,588
Government & Agency Obligations	—	8,164,365	—	8,164,365
Loan Participations and Assignments	—	6,204,559	295,925	6,500,484
Preferred Security	—	131,469	—	131,469
Common Stocks(h)	30,139	13,514	1,480	45,133
Warrants(h)	—	1,806	57	1,863
Short-Term Investments(h)	13,372,294	34,999	—	13,407,293
Derivatives(i)	—	1,480	—	1,480
Total	$13,402,433	$80,469,764	$514,478	$94,386,675

Liabilities
Derivatives(i)	$(2,891)	$(26,805)	$—	$(29,696)
Total	$(2,891)	$(26,805)	$—	$(29,696)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$217,732	$281,636	$1,480	$0	$1,216	$502,064
Realized gain (loss)	—	(34,416)	—	(4,905)	—	(39,321)
Change in unrealized appreciation (depreciation)	(7,174)	35,521	—	4,905	(1,159)	32,093
Amortization premium/discount	6,458	1,386	—	—	—	7,844
Net purchases (sales)	—	11,798	—	0	—	11,798
Net transfers in (out) of Level 3	—	—	—	—	—	—
Balance as of February 28, 2010	$217,016	$295,925	$1,480	$—	$57	$514,478
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2010	$(7,174)	$1,390	$—	$—	$(1,159)	$(6,943)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(25,325)
Interest Rate Contracts	$(2,891)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010